Note 25 - Subsequent Events (Details Textual)			1 Months Ended	12 Months Ended			13 Months Ended
	May 10, 2019 CAD ($) $ / shares shares	Apr. 15, 2019 CAD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Feb. 28, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Oct. 31, 2018 $ / shares	Oct. 23, 2018 $ / shares	Feb. 21, 2017 $ / shares
Statement Line Items [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement				$ 0.77	$ 1.75	$ 1.69	$ 1.69
Share issued, price per share | (per share)								$ 1	$ 1.28	$ 1.57
Former CEO [member]
Statement Line Items [Line Items]
Legal expense				$ 1,054,000
Major ordinary share transactions [member] | Former CEO [member]
Statement Line Items [Line Items]
Number of shares issued for legal settlement | shares	900,000
Share issued, price per share | $ / shares	$ 1.10
Legal fees reimburse	$ 64,000
Corporation stock option plan [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement		644,117
Weighted average exercise price of share options granted in share-based payment arrangement		$ 1.28
Corporation stock option plan [member] | Major ordinary share transactions [member] | Bottom of range [member] | Directors [member]
Statement Line Items [Line Items]
Description of vesting period, share option granted		1 year 180 days
Corporation stock option plan [member] | Major ordinary share transactions [member] | Bottom of range [member] | Employee [member]
Statement Line Items [Line Items]
Description of vesting period, share option granted		3 years